CASH, CASH EQUIVALENT, AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
CASH, CASH EQUIVALENT, AND RESTRICTED CASH
Schedule of Components of Cash, cash equivalents and restricted cash

	12/31/2018	12/31/2017
I - Cash and Cash Equivalents:
Cash and Banks	194,968	422,819
Financial Investments	388,384	369,433
	583,352	792,252

II - Restricted Cash:
Marketing - Itaipu	836,872	2,665
Marketing - PROINFA	553,105	1,162,561
PROCEL	108,782	114,518
Resources of RGR	61,329	50,132
	1,560,088	1,329,876
	2,143,440	2,122,128